Financial Instruments and Risk Management (Market risk - Sensitivity Analysis) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
U.S Dollar/Euro [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ (9)	$ (75)
U.S Dollar/British Pound [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	3	0
U.S Dollar/Israeli Shekel [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	92	92
U.S Dollar/Chinese Yuan Renminbi [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(4)	0
U.S Dollar/Brazilian Real risk [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	0	(1)
U.S Dollar/Turkey Lira [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(1)	$ (1)
Option contract [Member] | Euro/U.S Dollar [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(7)
Option contract [Member] | Euro/U.S Dollar [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(3)
Option contract [Member] | Euro/U.S Dollar [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	3
Option contract [Member] | Euro/U.S Dollar [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	6
Option contract [Member] | U.S Dollar/Israeli Shekel [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	50
Option contract [Member] | U.S Dollar/Israeli Shekel [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	20
Option contract [Member] | U.S Dollar/Israeli Shekel [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(9)
Option contract [Member] | U.S Dollar/Israeli Shekel [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(36)
Forward contracts [Member] | Euro/U.S Dollar [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(29)
Forward contracts [Member] | Euro/U.S Dollar [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(15)
Forward contracts [Member] | Euro/U.S Dollar [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	17
Forward contracts [Member] | Euro/U.S Dollar [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	35
Forward contracts [Member] | British Pound/U.S Dollar [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(3)
Forward contracts [Member] | British Pound/U.S Dollar [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(1)
Forward contracts [Member] | British Pound/U.S Dollar [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	1
Forward contracts [Member] | British Pound/U.S Dollar [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	2
Forward contracts [Member] | British Pound/Euro [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(3)
Forward contracts [Member] | British Pound/Euro [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(1)
Forward contracts [Member] | British Pound/Euro [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	1
Forward contracts [Member] | British Pound/Euro [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	2
Forward contracts [Member] | U.S Dollar/Israeli Shekel [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	48
Forward contracts [Member] | U.S Dollar/Israeli Shekel [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	23
Forward contracts [Member] | U.S Dollar/Israeli Shekel [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(21)
Forward contracts [Member] | U.S Dollar/Israeli Shekel [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(39)
Forward contracts [Member] | U.S Dollar/Chinese Yuan Renminbi [Member] | Decrease 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(4)
Forward contracts [Member] | U.S Dollar/Chinese Yuan Renminbi [Member] | Decrease 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	(2)
Forward contracts [Member] | U.S Dollar/Chinese Yuan Renminbi [Member] | Increase 5% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	2
Forward contracts [Member] | U.S Dollar/Chinese Yuan Renminbi [Member] | Increase 10% [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ 3